NATIONWIDE

VARIABLE

ACCOUNT-10

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
American Century VP - Income & Growth Fund - Class I (ACVIG)
9,090 shares (cost $75,796)	$43,812
American Century VP - International Fund - Class I (ACVI)
7,464 shares (cost $75,763)	44,337
American Century VP - Value Fund - Class I (ACVV)
15,811 shares (cost $129,070)	73,993
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
514 shares (cost $7,786)	3,889
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
395 shares (cost $5,977)	4,090
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
6,898 shares (cost $247,489)	158,524
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
296 shares (cost $12,447)	8,546
Federated IS - Quality Bond Fund II - Primary Class (FQB)
3,111 shares (cost $34,667)	31,110
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
4,896 shares (cost $124,450)	64,336
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
3,282 shares (cost $117,749)	77,025
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
3,932 shares (cost $24,032)	15,492
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
1,749 shares (cost $39,667)	21,201
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
7,143 shares (cost $214,954)	109,500
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
471 shares (cost $8,590)	4,695
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
945 shares (cost $11,813)	4,650
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
6,275 shares (cost $195,113)	142,570
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
8,190 shares (cost $34,940)	23,750
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2,455 shares (cost $127,328)	63,850
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2,464 shares (cost $19,240)	12,295
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
6,376 shares (cost $103,740)	44,951
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
722 shares (cost $9,235)	5,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
4,211 shares (cost $48,983)	$26,318
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
3,494 shares (cost $52,121)	28,864
Nationwide VIT - Government Bond Fund - Class I (GBF)
7,525 shares (cost $86,016)	90,370
Nationwide VIT - Growth Fund - Class I (CAF)
2,989 shares (cost $36,439)	26,485
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
6,661 shares (cost $71,072)	46,627
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
489 shares (cost $14,802)	8,577
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
4,072 shares (cost $74,761)	45,811
Nationwide VIT - Money Market Fund - Class I (SAM)
117,447 shares (cost $117,447)	117,447
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,035 shares (cost $16,994)	9,983
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
15,067 shares (cost $182,782)	99,742
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
4,880 shares (cost $108,163)	52,508
Nationwide VIT - Nationwide Fund - Class I (TRF)
10,340 shares (cost $129,722)	67,416
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
3,465 shares (cost $43,136)	24,223
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
10,281 shares (cost $98,029)	75,254
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
493 shares (cost $9,497)	6,139
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
1,877 shares (cost $44,227)	30,291
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
1,484 shares (cost $25,302)	10,552
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2,148 shares (cost $89,261)	55,133
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2,934 shares (cost $102,303)	59,291
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
6,497 shares (cost $158,225)	94,599
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
1,042 shares (cost $53,248)	28,698
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,113 shares (cost $60,021)	41,971

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
139 shares (cost $2,043)	$818
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
999 shares (cost $29,168)	18,723
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
234 shares (cost $1,905)	1,514
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2,896 shares (cost $48,897)	23,774
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
4,648 shares (cost $99,678)	47,228

Total Investments	2,096,586

Total Assets	2,096,586

Accounts Payable	196

$2,096,390

Contract Owners’ Equity:
Accumulation units	2,096,390

Total Contract Owners’ Equity (note 5)	$2,096,390

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	ACVIG	ACVI	ACVV	WGIP	DVSCS	DSIF	DCAP

Reinvested dividends	$51,456	1,148	536	2,233	150	30	4,781	211
Mortality and expense risk charges (note 2)	(41,801)	(801)	(920)	(1,307)	(70)	(47)	(3,237)	(148)

Net investment income (loss)	9,655	347	(384)	926	80	(17)	1,544	63

Proceeds from mutual fund shares sold	461,700	1,393	1,435	16,798	70	48	33,586	149
Cost of mutual fund shares sold	(619,347)	(1,837)	(1,590)	(22,858)	(112)	(67)	(40,009)	(172)

Realized gain (loss) on investments	(157,647)	(444)	(155)	(6,060)	(42)	(19)	(6,423)	(23)
Change in unrealized gain (loss) on investments	(1,458,851)	(30,927)	(42,957)	(36,167)	(2,808)	(1,684)	(98,788)	(4,578)

Net gain (loss) on investments	(1,616,498)	(31,371)	(43,112)	(42,227)	(2,850)	(1,703)	(105,211)	(4,601)

Reinvested capital gains	210,571	6,876	6,297	11,854	479	525	-	785

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,396,272)	(24,148)	(37,199)	(29,447)	(2,291)	(1,195)	(103,667)	(3,753)

Investment Activity:	FQB	FEIS	FGS	FHIS	FOS	FCS	FGOS	FVSS

Reinvested dividends	$1,554	2,280	895	1,735	799	1,427	29	53
Mortality and expense risk charges (note 2)	(461)	(1,299)	(1,704)	(336)	(462)	(2,275)	(206)	(103)

Net investment income (loss)	1,093	981	(809)	1,399	337	(848)	(177)	(50)

Proceeds from mutual fund shares sold	11,535	2,288	5,316	4,574	13,568	15,024	7,963	105
Cost of mutual fund shares sold	(11,328)	(2,939)	(6,559)	(6,348)	(15,917)	(23,366)	(9,376)	(172)

Realized gain (loss) on investments	207	(651)	(1,243)	(1,774)	(2,349)	(8,342)	(1,413)	(67)
Change in unrealized gain (loss) on investments	(3,752)	(50,068)	(71,360)	(6,531)	(21,493)	(83,166)	(7,973)	(6,523)

Net gain (loss) on investments	(3,545)	(50,719)	(72,603)	(8,305)	(23,842)	(91,508)	(9,386)	(6,590)

Reinvested capital gains	-	96	-	-	5,120	4,858	-	1,634

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,452)	(49,642)	(73,412)	(6,906)	(18,385)	(87,498)	(9,563)	(5,006)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	JACAS	JAGTS	JAIGS	HIBF	GEM	GVGU1	GIG	GEF

Reinvested dividends	$21	30	3,919	1,441	1,004	231	616	324
Mortality and expense risk charges (note 2)	(3,015)	(477)	(1,917)	(238)	(1,193)	(99)	(603)	(571)

Net investment income (loss)	(2,994)	(447)	2,002	1,203	(189)	132	13	(247)

Proceeds from mutual fund shares sold	7,961	790	39,551	7,675	5,857	96	2,963	573
Cost of mutual fund shares sold	(6,779)	(816)	(48,049)	(8,309)	(6,859)	(125)	(5,439)	(666)

Realized gain (loss) on investments	1,182	(26)	(8,498)	(634)	(1,002)	(29)	(2,476)	(93)
Change in unrealized gain (loss) on investments	(114,771)	(18,844)	(98,855)	(5,848)	(81,730)	(3,081)	(29,254)	(31,597)

Net gain (loss) on investments	(113,589)	(18,870)	(107,353)	(6,482)	(82,732)	(3,110)	(31,730)	(31,690)

Reinvested capital gains	-	-	21,005	-	17,513	100	6,544	8,209

Net increase (decrease) in contract owners’ equity resulting from operations	$(116,583)	(19,317)	(84,346)	(5,279)	(65,408)	(2,878)	(25,173)	(23,728)

Investment Activity:	GBF	CAF	BF	SGRF	MCIF	SAM	SCGF	SCVF

Reinvested dividends	$3,677	100	1,543	-	885	1,419	-	1,508
Mortality and expense risk charges (note 2)	(1,203)	(518)	(789)	(177)	(1,004)	(1,037)	(195)	(1,854)

Net investment income (loss)	2,474	(418)	754	(177)	(119)	382	(195)	(346)

Proceeds from mutual fund shares sold	2,461	7,612	915	388	20,003	31,270	386	6,089
Cost of mutual fund shares sold	(2,381)	(7,422)	(1,078)	(453)	(22,749)	(31,270)	(458)	(8,800)

Realized gain (loss) on investments	80	190	(163)	(65)	(2,746)	-	(72)	(2,711)
Change in unrealized gain (loss) on investments	2,664	(18,230)	(23,964)	(7,379)	(30,739)	-	(8,696)	(46,907)

Net gain (loss) on investments	2,744	(18,040)	(24,127)	(7,444)	(33,485)	-	(8,768)	(49,618)

Reinvested capital gains	-	-	6,476	-	4,761	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,218	(18,458)	(16,897)	(7,621)	(28,843)	382	(8,963)	(49,964)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	SCF	TRF	EIF	MSBF	AMGP	AMCG	AMTP	OVGR

Reinvested dividends	$728	1,398	659	6,194	48	-	97	139
Mortality and expense risk charges (note 2)	(1,303)	(1,367)	(454)	(1,150)	(117)	(653)	(254)	(1,305)

Net investment income (loss)	(575)	31	205	5,044	(69)	(653)	(157)	(1,166)

Proceeds from mutual fund shares sold	30,483	4,989	454	3,507	117	3,243	254	55,358
Cost of mutual fund shares sold	(49,736)	(8,600)	(602)	(4,060)	(128)	(4,566)	(339)	(56,488)

Realized gain (loss) on investments	(19,253)	(3,611)	(148)	(553)	(11)	(1,323)	(85)	(1,130)
Change in unrealized gain (loss) on investments	(40,598)	(64,051)	(15,293)	(23,076)	(4,032)	(23,763)	(14,741)	(53,985)

Net gain (loss) on investments	(59,851)	(67,662)	(15,441)	(23,629)	(4,043)	(25,086)	(14,826)	(55,115)

Reinvested capital gains	20,151	16,747	472	2,053	332	-	3,056	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(40,275)	(50,884)	(14,764)	(16,532)	(3,780)	(25,739)	(11,927)	(56,281)

Investment Activity:	OVGS	OVGI	OVAG	DSRG	VWEM	VWHA	MSEM	MSVRE

Reinvested dividends	$1,095	1,977	-	412	-	95	436	1,935
Mortality and expense risk charges (note 2)	(1,072)	(1,859)	(636)	(756)	(51)	(560)	(83)	(740)

Net investment income (loss)	23	118	(636)	(344)	(51)	(465)	353	1,195

Proceeds from mutual fund shares sold	1,059	7,308	636	756	10,157	44,475	4,294	26,339
Cost of mutual fund shares sold	(1,402)	(9,059)	(749)	(832)	(15,000)	(78,561)	(6,141)	(57,285)

Realized gain (loss) on investments	(343)	(1,751)	(113)	(76)	(4,843)	(34,086)	(1,847)	(30,946)
Change in unrealized gain (loss) on investments	(42,871)	(69,075)	(27,691)	(21,816)	(3,151)	(19,205)	6	(5,499)

Net gain (loss) on investments	(43,214)	(70,826)	(27,804)	(21,892)	(7,994)	(53,291)	(1,841)	(36,445)

Reinvested capital gains	4,811	8,592	-	-	4,911	5,199	252	21,219

Net increase (decrease) in contract owners’ equity resulting from operations	$(38,380)	(62,116)	(28,440)	(22,236)	(3,134)	(48,557)	(1,236)	(14,031)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	SVOF

Reinvested dividends	$1,664
Mortality and expense risk charges (note 2)	(1,175)

Net investment income (loss)	489

Proceeds from mutual fund shares sold	19,829
Cost of mutual fund shares sold	(31,496)

Realized gain (loss) on investments	(11,667)
Change in unrealized gain (loss) on investments	(44,004)

Net gain (loss) on investments	(55,671)

Reinvested capital gains	19,644

Net increase (decrease) in contract owners’ equity resulting from operations	$(35,538)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		ACVIG		ACVI		ACVV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$9,655	(4,303)	347	292	(384)	(567)	926	186
Realized gain (loss) on investments	(157,647)	576,707	(444)	13,148	(155)	21,219	(6,060)	9,740
Change in unrealized gain (loss) on investments	(1,458,851)	(418,168)	(30,927)	(14,461)	(42,957)	(8,883)	(36,167)	(29,357)
Reinvested capital gains	210,571	178,898	6,876	-	6,297	-	11,854	9,915

Net increase (decrease) in contract owners’ equity resulting from operations	(1,396,272)	333,134	(24,148)	(1,021)	(37,199)	11,769	(29,447)	(9,516)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,549	(875)	-	(12)	-	(102)	-	(2)
Transfers between funds	-	-	184	1,005	-	(5,172)	(1,700)	41,084
Redemptions (note 3)	(194,126)	(345,388)	(599)	(100)	(514)	(75)	(12,297)	(6,012)
Adjustments to maintain reserves	2,659	(1,962)	(5)	(37)	(10)	(45)	1	(68)

Net equity transactions	(171,918)	(348,225)	(420)	856	(524)	(5,394)	(13,996)	35,002

Net change in contract owners’ equity	(1,568,190)	(15,091)	(24,568)	(165)	(37,723)	6,375	(43,443)	25,486
Contract owners’ equity beginning of period	3,664,580	3,679,671	68,372	68,537	82,055	75,680	117,429	91,943

Contract owners’ equity end of period	$2,096,390	3,664,580	43,804	68,372	44,332	82,055	73,986	117,429

CHANGES IN UNITS:
Beginning units	334,600	298,772	6,906	5,640	7,111	6,004	12,582	4,814
Conversion units (note 1(a))	-	69,038	-	1,179	-	1,627	-	4,395
Units purchased	24,128	29,246	21	137	-	-	228	3,991
Units redeemed	(48,317)	(62,456)	(67)	(50)	(49)	(520)	(1,830)	(618)

Ending units	310,411	334,600	6,860	6,906	7,062	7,111	10,980	12,582

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WGIP		DVSCS		DSIF		DCAP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$80	(2)	(17)	(42)	1,544	980	63	36
Realized gain (loss) on investments	(42)	1,389	(19)	(13)	(6,423)	49,173	(23)	2,931
Change in unrealized gain (loss) on investments	(2,808)	(2,500)	(1,684)	(199)	(98,788)	(37,580)	(4,578)	(2,007)
Reinvested capital gains	479	1,076	525	172	-	-	785	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,291)	(37)	(1,195)	(82)	(103,667)	12,573	(3,753)	960

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	388	(10)	(3)	(5)
Transfers between funds	-	1,087	1,282	-	1,277	(527)	(339)	(21)
Redemptions (note 3)	-	-	-	-	(24,499)	(27,790)	-	(3,700)
Adjustments to maintain reserves	1	(26)	-	(1)	210	(91)	338	(14)

Net equity transactions	1	1,061	1,282	(1)	(22,624)	(28,418)	(4)	(3,740)

Net change in contract owners’ equity	(2,290)	1,024	87	(83)	(126,291)	(15,845)	(3,757)	(2,780)
Contract owners’ equity beginning of period	6,175	5,151	4,006	4,089	284,804	300,649	12,303	15,083

Contract owners’ equity end of period	$3,885	6,175	4,093	4,006	158,513	284,804	8,546	12,303

CHANGES IN UNITS:
Beginning units	613	374	408	276	27,409	27,316	1,161	1,304
Conversion units (note 1(a))	-	137	-	132	-	2,707	-	198
Units purchased	-	102	204	-	244	12	34	8
Units redeemed	-	-	-	-	(3,039)	(2,626)	(34)	(349)

Ending units	613	613	612	408	24,614	27,409	1,161	1,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FQB		FEIS		FGS		FHIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,093	1,722	981	394	(809)	(1,141)	1,399	1,880
Realized gain (loss) on investments	207	(436)	(651)	13,412	(1,243)	(1,967)	(1,774)	(733)
Change in unrealized gain (loss) on investments	(3,752)	257	(50,068)	(23,480)	(71,360)	35,649	(6,531)	(1,173)
Reinvested capital gains	-	-	96	9,654	-	125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,452)	1,543	(49,642)	(20)	(73,412)	32,666	(6,906)	(26)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(25)	66	180	-	-
Transfers between funds	2,175	(7,636)	-	(15,126)	(5,152)	(22,664)	(3,000)	20,450
Redemptions (note 3)	(11,075)	-	(989)	(163)	(847)	(1,622)	(1,238)	(9,063)
Adjustments to maintain reserves	(6)	(45)	(4)	(69)	(916)	(52)	-	(19)

Net equity transactions	(8,906)	(7,681)	(993)	(15,383)	(6,849)	(24,158)	(4,238)	11,368

Net change in contract owners’ equity	(11,358)	(6,138)	(50,635)	(15,403)	(80,261)	8,508	(11,144)	11,342
Contract owners’ equity beginning of period	42,463	48,601	114,963	130,366	157,279	148,771	26,632	15,290

Contract owners’ equity end of period	$31,105	42,463	64,328	114,963	77,018	157,279	15,488	26,632

CHANGES IN UNITS:
Beginning units	4,097	3,608	11,482	8,840	12,596	16,960	2,635	1,454
Conversion units (note 1(a))	-	1,261	-	4,175	-	(2,059)	-	76
Units purchased	236	528	-	136	114	111	-	2,005
Units redeemed	(1,050)	(1,300)	(109)	(1,669)	(854)	(2,416)	(561)	(900)

Ending units	3,283	4,097	11,373	11,482	11,856	12,596	2,074	2,635

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FOS		FCS		FGOS		FVSS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$337	1,047	(848)	(1,032)	(177)	(223)	(50)	(50)
Realized gain (loss) on investments	(2,349)	16,744	(8,342)	30,852	(1,413)	858	(67)	232
Change in unrealized gain (loss) on investments	(21,493)	(12,568)	(83,166)	(52,217)	(7,973)	2,475	(6,523)	(861)
Reinvested capital gains	5,120	4,719	4,858	50,047	-	-	1,634	1,049

Net increase (decrease) in contract owners’ equity resulting from operations	(18,385)	9,942	(87,498)	27,650	(9,563)	3,110	(5,006)	370

Equity transactions:
Purchase payments received from contract owners (note 3)	(54)	(62)	-	8	(144)	114	-	14
Transfers between funds	(5,221)	(12,294)	(8,403)	35,848	3,780	(3,780)	-	-
Redemptions (note 3)	(7,831)	(8,242)	(2,851)	(10,208)	(7,756)	-	-	-
Adjustments to maintain reserves	4	(35)	-	(66)	797	(28)	(4)	(39)

Net equity transactions	(13,102)	(20,633)	(11,254)	25,582	(3,323)	(3,694)	(4)	(25)

Net change in contract owners’ equity	(31,487)	(10,691)	(98,752)	53,232	(12,886)	(584)	(5,010)	345
Contract owners’ equity beginning of period	52,684	63,375	208,243	155,011	17,576	18,160	9,660	9,315

Contract owners’ equity end of period	$21,197	52,684	109,491	208,243	4,690	17,576	4,650	9,660

CHANGES IN UNITS:
Beginning units	4,585	4,882	17,994	10,170	1,443	2,144	929	618
Conversion units (note 1(a))	-	1,490	-	5,345	-	(337)	-	311
Units purchased	-	492	232	3,440	-	-	-	-
Units redeemed	(1,252)	(2,279)	(1,505)	(961)	(574)	(364)	-	-

Ending units	3,333	4,585	16,721	17,994	869	1,443	929	929

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JACAS		JAGTS		JAIGS		HIBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,994)	(2,534)	(447)	(419)	2,002	(1,692)	1,203	1,462
Realized gain (loss) on investments	1,182	33,499	(26)	(860)	(8,498)	75,199	(634)	1,073
Change in unrealized gain (loss) on investments	(114,771)	30,116	(18,844)	8,521	(98,855)	(33,094)	(5,848)	(1,840)
Reinvested capital gains	-	-	-	-	21,005	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(116,583)	61,081	(19,317)	7,242	(84,346)	40,413	(5,279)	695

Equity transactions:
Purchase payments received from contract owners (note 3)	-	24	-	25	-	(1,549)	-	12
Transfers between funds	17,443	1,264	-	-	(25,932)	51,078	-	(6,763)
Redemptions (note 3)	(4,954)	(15,172)	(313)	(305)	(11,702)	(58,041)	(7,436)	-
Adjustments to maintain reserves	(4)	(56)	(4)	(17)	(1)	(36)	(4)	(14)

Net equity transactions	12,485	(13,940)	(317)	(297)	(37,635)	(8,548)	(7,440)	(6,765)

Net change in contract owners’ equity	(104,098)	47,141	(19,634)	6,945	(121,981)	31,865	(12,719)	(6,070)
Contract owners’ equity beginning of period	246,665	199,524	43,377	36,432	185,833	153,968	25,008	31,078

Contract owners’ equity end of period	$142,567	246,665	23,743	43,377	63,852	185,833	12,289	25,008

CHANGES IN UNITS:
Beginning units	18,209	23,314	3,606	9,296	14,732	11,676	2,462	2,224
Conversion units (note 1(a))	-	(3,473)	-	(5,662)	-	3,729	-	886
Units purchased	1,387	1,126	-	-	-	4,530	-	351
Units redeemed	(429)	(2,758)	(33)	(28)	(3,985)	(5,203)	(758)	(999)

Ending units	19,167	18,209	3,573	3,606	10,747	14,732	1,704	2,462

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEM		GVGU1		GIG		GEF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(189)	(620)	132	84	13	(445)	(247)	(490)
Realized gain (loss) on investments	(1,002)	21,814	(29)	862	(2,476)	8,422	(93)	11,137
Change in unrealized gain (loss) on investments	(81,730)	1,764	(3,081)	(1,361)	(29,254)	(1,678)	(31,597)	(2,531)
Reinvested capital gains	17,513	9,439	100	1,575	6,544	3,485	8,209	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65,408)	32,397	(2,878)	1,160	(25,173)	9,784	(23,728)	8,116

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(24)	-	(1)	-	(1)	-	-
Transfers between funds	(4,665)	24,804	-	1,087	2,011	1,087	-	-
Redemptions (note 3)	-	-	-	-	-	(2,608)	-	-
Adjustments to maintain reserves	(2)	(26)	-	(11)	(1)	(32)	(5)	(25)

Net equity transactions	(4,667)	24,754	-	1,075	2,010	(1,554)	(5)	(25)

Net change in contract owners’ equity	(70,075)	57,151	(2,878)	2,235	(23,163)	8,230	(23,733)	8,091
Contract owners’ equity beginning of period	115,025	57,874	8,493	6,258	49,481	41,251	52,596	44,505

Contract owners’ equity end of period	$44,950	115,025	5,615	8,493	26,318	49,481	28,863	52,596

CHANGES IN UNITS:
Beginning units	8,081	2,494	719	326	3,953	3,354	4,468	3,434
Conversion units (note 1(a))	-	3,341	-	302	-	775	-	1,034
Units purchased	-	2,246	-	91	370	81	-	-
Units redeemed	(498)	-	-	-	(370)	(257)	-	-

Ending units	7,583	8,081	719	719	3,953	3,953	4,468	4,468

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		CAF		GVGH1		BF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,474	2,331	(418)	(482)	-	(23)	754	505
Realized gain (loss) on investments	80	(3,873)	190	(3,044)	-	67	(163)	8,760
Change in unrealized gain (loss) on investments	2,664	6,228	(18,230)	10,352	-	(8)	(23,964)	(9,062)
Reinvested capital gains	-	-	-	-	-	57	6,476	1,747

Net increase (decrease) in contract owners’ equity resulting from operations	5,218	4,686	(18,458)	6,826	-	93	(16,897)	1,950

Equity transactions:
Purchase payments received from contract owners (note 3)	455	21	(99)	2	-	-	5	(13)
Transfers between funds	(340)	3,652	-	-	-	-	(472)	4,075
Redemptions (note 3)	(900)	(18,412)	-	(7,759)	-	(2,830)	-	(3,625)
Adjustments to maintain reserves	(393)	(44)	1,226	(39)	-	(9)	342	(45)

Net equity transactions	(1,178)	(14,783)	1,127	(7,796)	-	(2,839)	(125)	392

Net change in contract owners’ equity	4,040	(10,097)	(17,331)	(970)	-	(2,746)	(17,022)	2,342
Contract owners’ equity beginning of period	86,318	96,415	43,803	44,773	-	2,746	63,645	61,303

Contract owners’ equity end of period	$90,358	86,318	26,472	43,803	-	-	46,623	63,645

CHANGES IN UNITS:
Beginning units	8,183	7,114	3,728	7,740	-	214	6,180	5,400
Conversion units (note 1(a))	-	2,541	-	(3,251)	-	59	-	737
Units purchased	690	383	-	-	-	-	-	396
Units redeemed	(808)	(1,855)	-	(761)	-	(273)	(13)	(353)

Ending units	8,065	8,183	3,728	3,728	-	-	6,167	6,180

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SGRF		MCIF		SAM		SCGF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(177)	(208)	(119)	(49)	382	1,851	(195)	(254)
Realized gain (loss) on investments	(65)	2,291	(2,746)	22,032	-	-	(72)	2,102
Change in unrealized gain (loss) on investments	(7,379)	(703)	(30,739)	(19,685)	-	-	(8,696)	(510)
Reinvested capital gains	-	-	4,761	3,022	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,621)	1,380	(28,843)	5,320	382	1,851	(8,963)	1,338

Equity transactions:
Purchase payments received from contract owners (note 3)	(80)	52	-	(1)	413	11	-	7
Transfers between funds	3,102	(3,163)	(9,346)	4,412	99,587	(371)	-	725
Redemptions (note 3)	-	(3,985)	(8,373)	(12,517)	(30,247)	(42,508)	(190)	(34)
Adjustments to maintain reserves	369	(19)	(4)	(36)	(7)	(20)	1	(38)

Net equity transactions	3,391	(7,115)	(17,723)	(8,142)	69,746	(42,888)	(189)	660

Net change in contract owners’ equity	(4,230)	(5,735)	(46,566)	(2,822)	70,128	(41,037)	(9,152)	1,998
Contract owners’ equity beginning of period	12,803	18,538	92,372	95,194	47,319	88,356	19,133	17,135

Contract owners’ equity end of period	$8,573	12,803	45,806	92,372	117,447	47,319	9,981	19,133

CHANGES IN UNITS:
Beginning units	1,191	1,986	8,737	4,860	4,580	7,984	1,756	1,354
Conversion units (note 1(a))	-	(134)	-	4,687	-	851	-	344
Units purchased	310	102	205	391	9,627	-	-	61
Units redeemed	-	(763)	(2,026)	(1,201)	(2,910)	(4,255)	(22)	(3)

Ending units	1,501	1,191	6,916	8,737	11,297	4,580	1,734	1,756

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCVF		SCF		TRF		GGTC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(346)	(422)	(575)	(1,628)	31	(386)	-	(6)
Realized gain (loss) on investments	(2,711)	33,842	(19,253)	15,353	(3,611)	24,983	-	535
Change in unrealized gain (loss) on investments	(46,907)	(70,040)	(40,598)	(30,620)	(64,051)	(22,844)	-	(335)
Reinvested capital gains	-	22,701	20,151	17,071	16,747	5,517	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(49,964)	(13,919)	(40,275)	176	(50,884)	7,270	-	194

Equity transactions:
Purchase payments received from contract owners (note 3)	5	(80)	14	(9)	-	105	-	-
Transfers between funds	(2,799)	(8,383)	(24,640)	7,481	1,038	(371)	-	(3,245)
Redemptions (note 3)	(1,226)	(284)	(4,552)	(4,676)	-	-	-	-
Adjustments to maintain reserves	1	(95)	(6)	(81)	(3)	(25)	-	(2)

Net equity transactions	(4,019)	(8,842)	(29,184)	2,715	1,035	(291)	-	(3,247)

Net change in contract owners’ equity	(53,983)	(22,761)	(69,459)	2,891	(49,849)	6,979	-	(3,053)
Contract owners’ equity beginning of period	153,722	176,483	121,953	119,062	117,262	110,283	-	3,053

Contract owners’ equity end of period	$99,739	153,722	52,494	121,953	67,413	117,262	-	-

CHANGES IN UNITS:
Beginning units	16,743	7,584	12,104	5,616	11,025	9,240	-	944
Conversion units (note 1(a))	-	10,056	-	6,278	-	1,819	-	(637)
Units purchased	25	748	-	986	524	-	-	-
Units redeemed	(529)	(1,645)	(3,555)	(776)	(550)	(34)	-	(307)

Ending units	16,239	16,743	8,549	12,104	10,999	11,025	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVUG1		EIF		MSBF		AMGP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	(156)	205	147	5,044	2,250	(69)	(108)
Realized gain (loss) on investments	-	3,184	(148)	5,739	(553)	(664)	(11)	2,506
Change in unrealized gain (loss) on investments	-	(13)	(15,293)	(8,866)	(23,076)	1,041	(4,032)	(1,843)
Reinvested capital gains	-	-	472	1,832	2,053	4	332	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	3,015	(14,764)	(1,148)	(16,532)	2,631	(3,780)	555

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	55	15	-	(14)	-	-
Transfers between funds	-	(15,160)	(711)	1,254	2,745	9,833	-	-
Redemptions (note 3)	-	(2,570)	-	(15,000)	(2,106)	(9,039)	-	-
Adjustments to maintain reserves	-	(28)	665	(50)	3	(62)	(2)	(2)

Net equity transactions	-	(17,758)	9	(13,781)	642	718	(2)	(2)

Net change in contract owners’ equity	-	(14,743)	(14,755)	(14,929)	(15,890)	3,349	(3,782)	553
Contract owners’ equity beginning of period	-	14,743	38,974	53,903	91,142	87,793	9,921	9,368

Contract owners’ equity end of period	$-	-	24,219	38,974	75,252	91,142	6,139	9,921

CHANGES IN UNITS:
Beginning units	-	1,002	4,058	4,760	8,843	6,288	935	648
Conversion units (note 1(a))	-	471	-	648	-	2,495	-	287
Units purchased	-	-	71	133	372	2,572	-	-
Units redeemed	-	(1,473)	(70)	(1,483)	(262)	(2,512)	-	-

Ending units	-	-	4,059	4,058	8,953	8,843	935	935

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMCG		AMTP		OVGR		OVGS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(653)	(765)	(157)	(173)	(1,166)	(1,712)	23	(154)
Realized gain (loss) on investments	(1,323)	15,741	(85)	1,640	(1,130)	6,306	(343)	31,941
Change in unrealized gain (loss) on investments	(23,763)	(4,410)	(14,741)	(2,221)	(53,985)	12,603	(42,871)	(31,342)
Reinvested capital gains	-	-	3,056	2,213	-	-	4,811	4,462

Net increase (decrease) in contract owners’ equity resulting from operations	(25,739)	10,566	(11,927)	1,459	(56,281)	17,197	(38,380)	4,907

Equity transactions:
Purchase payments received from contract owners (note 3)	-	14	-	5	223	234	(493)	(9)
Transfers between funds	1,783	(12,192)	-	(12,257)	(32,624)	(6,044)	2,690	(22,338)
Redemptions (note 3)	-	-	-	-	(11,144)	-	-	-
Adjustments to maintain reserves	(1)	(34)	(9)	(17)	1,307	(51)	(374)	(56)

Net equity transactions	1,782	(12,212)	(9)	(12,269)	(42,238)	(5,861)	1,823	(22,403)

Net change in contract owners’ equity	(23,957)	(1,646)	(11,936)	(10,810)	(98,519)	11,336	(36,557)	(17,496)
Contract owners’ equity beginning of period	54,245	55,891	22,484	33,294	153,644	142,308	95,843	113,339

Contract owners’ equity end of period	$30,288	54,245	10,548	22,484	55,125	153,644	59,286	95,843

CHANGES IN UNITS:
Beginning units	4,503	4,342	2,043	2,132	13,656	12,054	9,159	8,260
Conversion units (note 1(a))	-	1,261	-	1,128	-	2,179	-	3,090
Units purchased	401	-	-	-	-	-	448	-
Units redeemed	(401)	(1,100)	(1)	(1,217)	(4,535)	(577)	-	(2,191)

Ending units	4,503	4,503	2,042	2,043	9,121	13,656	9,607	9,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGI		OVAG		DSRG		VWEM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$118	(948)	(636)	(677)	(344)	(606)	(51)	(120)
Realized gain (loss) on investments	(1,751)	39,404	(113)	6,387	(76)	(10,825)	(4,843)	2,944
Change in unrealized gain (loss) on investments	(69,075)	(31,181)	(27,691)	(1,624)	(21,816)	16,399	(3,151)	(1,012)
Reinvested capital gains	8,592	-	-	-	-	-	4,911	1,549

Net increase (decrease) in contract owners’ equity resulting from operations	(62,116)	7,275	(28,440)	4,086	(22,236)	4,968	(3,134)	3,361

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,956)	(103)	20,683	107	(339)	158	-	-
Transfers between funds	-	(18,147)	-	(12,441)	-	-	-	2,647
Redemptions (note 3)	(24,400)	(35,764)	-	(22,371)	-	(17,828)	(10,106)	(118)
Adjustments to maintain reserves	(727)	(70)	939	(29)	(362)	(48)	1	(15)

Net equity transactions	(27,083)	(54,084)	21,622	(34,734)	(701)	(17,718)	(10,105)	2,514

Net change in contract owners’ equity	(89,199)	(46,809)	(6,818)	(30,648)	(22,937)	(12,750)	(13,239)	5,875
Contract owners’ equity beginning of period	183,796	230,605	35,511	66,159	64,898	77,648	14,059	8,184

Contract owners’ equity end of period	$94,597	183,796	28,693	35,511	41,961	64,898	820	14,059

CHANGES IN UNITS:
Beginning units	17,820	20,320	3,396	6,562	6,108	9,638	1,036	292
Conversion units (note 1(a))	-	2,697	-	70	-	(1,875)	-	525
Units purchased	-	-	2,068	-	-	-	-	228
Units redeemed	(2,702)	(5,197)	-	(3,236)	-	(1,655)	(862)	(9)

Ending units	15,118	17,820	5,464	3,396	6,108	6,108	174	1,036

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWHA		MSEM		MSVMG		MSVRE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(465)	(544)	353	329	-	(57)	1,195	(250)
Realized gain (loss) on investments	(34,086)	13,774	(1,847)	(25)	-	871	(30,946)	32,418
Change in unrealized gain (loss) on investments	(19,205)	(1,364)	6	(397)	-	(113)	(5,499)	(56,239)
Reinvested capital gains	5,199	4,593	252	161	-	-	21,219	8,168

Net increase (decrease) in contract owners’ equity resulting from operations	(48,557)	16,459	(1,236)	68	-	701	(14,031)	(15,903)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	29	-	-	410	-	-	-
Transfers between funds	31,524	(14,333)	(3,504)	7,106	-	-	(23,829)	(17,551)
Redemptions (note 3)	(493)	(156)	(707)	(214)	(3,762)	-	(309)	(1,893)
Adjustments to maintain reserves	(2)	(26)	13	(8)	(700)	(8)	-	(126)

Net equity transactions	31,029	(14,486)	(4,198)	6,884	(4,052)	(8)	(24,138)	(19,570)

Net change in contract owners’ equity	(17,528)	1,973	(5,434)	6,952	(4,052)	693	(38,169)	(35,473)
Contract owners’ equity beginning of period	36,245	34,272	6,952	-	4,052	3,359	61,941	97,414

Contract owners’ equity end of period	$18,717	36,245	1,518	6,952	-	4,052	23,772	61,941

CHANGES IN UNITS:
Beginning units	2,442	1,114	664	-	335	394	7,577	2,590
Conversion units (note 1(a))	-	2,194	-	-	-	(59)	-	7,143
Units purchased	6,023	587	-	685	-	-	294	2,587
Units redeemed	(6,091)	(1,453)	(491)	(21)	(335)	-	(3,122)	(4,743)

Ending units	2,374	2,442	173	664	-	335	4,749	7,577

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SVOF

	2008	2007

Investment activity:
Net investment income (loss)	$489	(814)
Realized gain (loss) on investments	(11,667)	14,623
Change in unrealized gain (loss) on investments	(44,004)	(23,351)
Reinvested capital gains	19,644	14,545

Net increase (decrease) in contract owners’ equity resulting from operations	(35,538)	5,003

Equity transactions:
Purchase payments received from contract owners (note 3)	-	10
Transfers between funds	(17,944)	-
Redemptions (note 3)	(710)	(704)
Adjustments to maintain reserves	(3)	(27)

Net equity transactions	(18,657)	(721)

Net change in contract owners’ equity	(54,195)	4,282
Contract owners’ equity beginning of period	101,421	97,139

Contract owners’ equity end of period	$47,226	101,421

CHANGES IN UNITS:
Beginning units	9,617	7,818
Conversion units (note 1(a))	-	1,865
Units purchased	-	-
Units redeemed	(2,035)	(66)

Ending units	7,582	9,617

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 10

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Effective January 1, 2007 the administrative and support services for the contracts were transferred to a new computer system and operations group. As a result of the conversion, the number of units for each contract were recalculated based on the initial unit value utilized by the new system. These conversion units are presented separately for each subaccount in the rollforward of units in the Statements of Changes in Contract Owners’ Equity.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - International Fund - Class I (ACVI)

American Century VP - Ultra(R) Fund - Class I (ACVU1)*

American Century VP - Value Fund - Class I (ACVV)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)*

Credit Suisse Trust - International Focus Portfolio (WIEP)*

Credit Suisse Trust - Large Cap Value Portfolio (WGIP)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

Nationwide GVIT Strategic Value Fund - Class I (SVF)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth     Fund - Class I)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)*

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class I (GVGH1) (formerly Global Health Sciences Fund - Class I)*

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)*

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and     Communications Fund - Class I)*

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)*

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)*

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of purchase payments redeemed. After 5 years, such charge will decline 1% per year. After the purchase payment has been held in the contract for 13 years, the charge is 0%. This charge is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in redemptions, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. For the periods ended December 31, 2008 and 2007, total transfers into the Account from the fixed account were $0 and $0, respectively, and total transfers from the Account to the fixed account were $0 and $3,312, respectively.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$2,096,586	0	$2,096,586

Accounts Payable of $196 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	1.40%	6,860	$6.385373	$43,804	1.99%	-35.50%
2007	1.40%	6,906	9.900394	68,372	1.86%	-1.00%	1/3/2007
2006	1.40%	5,640	12.151994	68,537	1.78%	15.45%
2005	1.40%	5,652	10.525484	59,490	1.99%	3.17%
2004	1.40%	6,392	10.202044	65,211	1.40%	11.41%
American Century VP - International Fund - Class I (ACVI)
2008	1.40%	7,062	6.277601	44,332	0.81%	-45.60%
2007	1.40%	7,111	11.539148	82,055	0.65%	15.39%	1/3/2007
2006	1.40%	6,004	12.604859	75,680	1.58%	23.28%
2005	1.40%	6,208	10.224538	63,474	1.22%	11.67%
2004	1.40%	7,430	9.155754	68,027	0.56%	13.32%
American Century VP - Value Fund - Class I (ACVV)
2008	1.40%	10,980	6.738207	73,986	2.39%	-27.80%
2007	1.40%	12,582	9.333078	117,429	1.83%	-6.67%	1/3/2007
2006	1.40%	4,814	19.099026	91,943	1.48%	17.00%
2005	1.40%	6,278	16.324353	102,484	0.85%	3.57%
2004	1.40%	4,822	15.762031	76,005	0.97%	12.73%
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
2008	1.40%	613	6.337720	3,885	2.93%	-37.08%
2007	1.40%	613	10.072840	6,175	1.29%	0.73%	1/3/2007
2006	1.40%	374	13.773024	5,151	0.97%	17.68%
2005	1.40%	420	11.703385	4,915	0.78%	6.63%
2004	1.40%	420	10.975290	4,610	0.54%	9.78%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	1.40%	612	6.687552	4,093	0.83%	-31.88%
2007	1.40%	408	9.817683	4,006	0.40%	-1.82%	1/3/2007
2006	1.40%	276	14.814053	4,089	0.28%	12.82%
2005	1.40%	276	13.130152	3,624	0.00%	5.75%
2004	1.40%	1,438	12.416593	17,855	1.48%	20.19%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	1.40%	24,614	6.439935	158,513	2.05%	-38.02%
2007	1.40%	27,409	10.390881	284,804	1.76%	3.91%	1/3/2007
2006	1.40%	27,316	11.006315	300,649	1.67%	13.89%
2005	1.40%	27,430	9.664366	265,094	1.61%	3.23%
2004	1.40%	29,210	9.361970	273,463	1.82%	9.09%
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	1.40%	1,161	7.360741	8,546	1.96%	-30.54%
2007	1.40%	1,161	10.596893	12,303	1.75%	5.97%	1/3/2007
2006	1.40%	1,304	11.566843	15,083	1.52%	14.85%
2005	1.40%	1,306	10.071157	13,153	0.02%	2.92%
2004	1.40%	1,908	9.785354	18,670	1.74%	3.58%
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	1.40%	3,283	9.474620	31,105	4.75%	-8.59%
2007	1.40%	4,097	10.364499	42,463	5.08%	3.64%	1/3/2007
2006	1.40%	3,608	13.470373	48,601	4.09%	2.70%
2005	1.40%	3,676	13.116237	48,215	3.26%	-0.12%
2004	1.40%	3,176	13.131591	41,706	4.02%	2.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	1.40%	11,373	$5.656191	$64,328	2.43%	-43.51%
2007	1.40%	11,482	10.012446	114,963	1.67%	0.12%	1/3/2007
2006	1.40%	8,840	14.747337	130,366	3.33%	18.40%
2005	1.40%	7,136	12.455145	88,880	1.62%	4.28%
2004	1.40%	8,558	11.943782	102,215	1.38%	9.82%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	1.40%	11,856	6.496156	77,018	0.73%	-47.97%
2007	1.40%	12,596	12.486462	157,279	0.60%	24.86%	1/3/2007
2006	1.40%	16,960	8.771891	148,771	0.28%	5.24%
2005	1.40%	17,084	8.335000	142,395	0.40%	4.20%
2004	1.40%	19,908	7.999204	159,248	0.17%	1.82%
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
2008	1.40%	2,074	7.467833	15,488	7.28%	-26.11%
2007	1.40%	2,635	10.107127	26,632	10.52%	1.07%	1/3/2007
2006	1.40%	1,454	10.516122	15,290	13.85%	9.63%
2005	1.40%	682	9.592754	6,542	12.14%	1.09%
2004	1.40%	1,494	9.489161	14,177	12.43%	7.94%
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2008	1.40%	3,333	6.359721	21,197	2.40%	-44.65%
2007	1.40%	4,585	11.490519	52,684	3.28%	14.91%	1/3/2007
2006	1.40%	4,882	12.981333	63,375	0.79%	16.30%
2005	1.40%	3,604	11.161905	40,228	0.58%	17.31%
2004	1.40%	4,418	9.514784	42,036	0.91%	11.90%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	1.40%	16,721	6.548093	109,491	0.87%	-43.42%
2007	1.40%	17,994	11.572922	208,243	0.92%	15.73%	1/3/2007
2006	1.40%	10,170	15.242016	155,011	1.12%	10.03%
2005	1.40%	11,450	13.852399	158,610	0.19%	15.22%
2004	1.40%	9,550	12.022889	114,819	0.24%	13.73%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
2008	1.40%	869	5.397012	4,690	0.19%	-55.69%
2007	1.40%	1,443	12.180481	17,576	0.00%	21.80%	1/3/2007
2006	1.40%	2,144	8.470207	18,160	0.60%	3.83%
2005	1.40%	2,144	8.157700	17,490	0.82%	7.34%
2004	1.40%	3,660	7.599714	27,815	0.47%	5.56%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	1.40%	929	5.005428	4,650	0.70%	-51.86%
2007	1.40%	929	10.397846	9,660	0.92%	3.98%	1/3/2007
2006	1.40%	618	15.078159	9,318	0.45%	14.59%
2005	1.40%	508	13.158776	6,685	0.00%	1.13%
2004	1.40%	678	13.011385	8,822	0.00%	12.40%
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	1.40%	19,167	7.438137	142,567	0.01%	-45.09%
2007	1.40%	18,209	13.546325	246,665	0.17%	35.46%	1/3/2007
2006	1.40%	23,314	8.558108	199,524	0.14%	7.60%
2005	1.40%	23,350	7.953387	185,712	0.01%	11.00%
2004	1.40%	24,508	7.165447	175,611	0.02%	16.33%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	1.40%	3,573	6.645103	23,743	0.09%	-44.76%
2007	1.40%	3,606	12.029048	43,377	0.35%	20.29%	1/3/2007
2006	1.40%	9,296	3.919155	36,432	0.00%	6.33%
2005	1.40%	9,378	3.685735	34,565	0.00%	10.00%
2004	1.40%	11,626	3.350546	38,953	0.00%	-0.83%
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	1.40%	10,747	5.941367	63,852	2.86%	-52.90%
2007	1.40%	14,732	12.614208	185,833	0.44%	26.14%	1/3/2007
2006	1.40%	11,676	13.186665	153,968	1.83%	44.60%
2005	1.40%	13,104	9.119582	119,503	1.10%	30.11%
2004	1.40%	11,970	7.009034	83,898	0.83%	17.04%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	1.40%	1,704	$7.212016	$12,289	8.50%	-29.00%
2007	1.40%	2,462	10.157527	25,008	6.51%	1.58%	1/3/2007
2006	1.40%	2,224	13.973939	31,078	7.31%	9.06%
2005	1.40%	2,390	12.813161	30,623	8.15%	0.95%
2004	1.40%	1,494	12.692461	18,963	7.35%	8.56%
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2008	1.40%	7,583	5.927765	44,950	1.17%	-58.36%
2007	1.40%	8,081	14.234055	115,025	0.74%	42.34%	1/3/2007
2006	1.40%	2,494	23.205358	57,874	0.69%	34.81%
2005	1.40%	2,588	17.213353	44,548	0.62%	30.79%
2004	1.40%	1,542	13.161389	20,295	0.85%	19.05%
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2008	1.40%	719	7.810014	5,615	3.30%	-33.88%
2007	1.40%	719	11.811862	8,493	2.44%	18.12%	1/3/2007
2006	1.40%	326	19.195121	6,258	2.15%	35.66%
2005	1.40%	516	14.149889	7,301	1.93%	4.91%
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	1.40%	3,953	6.657605	26,318	1.43%	-46.81%
2007	1.40%	3,953	12.517354	49,481	0.38%	25.17%	1/3/2007
2006	1.40%	3,354	12.299092	41,251	1.11%	31.11%
2005	1.40%	1,072	9.380789	10,056	0.77%	28.39%
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
2008	1.40%	4,468	6.460009	28,863	0.78%	-45.12%
2007	1.40%	4,468	11.771663	52,596	0.41%	17.72%	1/3/2007
2006	1.40%	3,434	12.960173	44,505	0.90%	24.12%
2005	1.40%	1,268	10.441294	13,240	0.78%	17.67%
2004	1.40%	724	8.873195	6,424	0.00%	14.05%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	1.40%	8,065	11.203706	90,358	4.31%	6.21%
2007	1.40%	8,183	10.548475	86,318	3.89%	5.48%	1/3/2007
2006	1.40%	7,114	13.552851	96,415	4.21%	1.90%
2005	1.40%	6,532	13.300351	86,878	3.76%	1.82%
2004	1.40%	6,538	13.062379	85,402	5.18%	1.82%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	1.40%	3,728	7.100868	26,472	0.27%	-39.57%
2007	1.40%	3,728	11.749798	43,803	0.19%	17.50%	1/3/2007
2006	1.40%	7,740	5.784631	44,773	0.06%	4.69%
2005	1.40%	6,428	5.525723	35,519	0.08%	5.01%
2004	1.40%	6,428	5.261896	33,823	0.30%	6.64%
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
2006	1.40%	214	12.829766	2,746	0.00%	1.28%
2005	1.40%	512	12.667193	6,486	0.00%	6.94%
2004	1.40%	484	11.845553	5,733	0.00%	6.36%
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	1.40%	6,167	7.560059	46,623	2.73%	-26.59%
2007	1.40%	6,180	10.298535	63,645	2.24%	2.99%	1/3/2007
2006	1.40%	5,400	11.352415	61,303	2.32%	10.68%
2005	1.40%	5,394	10.256808	55,325	1.95%	1.11%
2004	1.40%	6,450	10.144108	65,429	1.98%	6.97%
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	1.40%	1,501	5.711702	8,573	0.00%	-46.87%
2007	1.40%	1,191	10.750095	12,803	0.00%	7.50%	1/3/2007
2006	1.40%	1,986	9.334386	18,538	0.00%	8.37%
2005	1.40%	2,012	8.613187	17,330	0.00%	8.21%
2004	1.40%	1,900	7.959694	15,123	0.00%	13.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	1.40%	6,916	$6.623199	$45,806	1.24%	-37.35%
2007	1.40%	8,737	10.572487	92,372	1.44%	5.72%	1/3/2007
2006	1.40%	4,860	19.587192	95,194	1.14%	8.36%
2005	1.40%	4,862	18.076864	87,890	1.00%	10.53%
2004	1.40%	6,170	16.354103	100,905	0.57%	14.11%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	1.40%	11,297	10.396331	117,447	1.92%	0.62%
2007	1.40%	4,580	10.331763	47,319	3.88%	3.32%	1/3/2007
2006	1.40%	7,984	11.066601	88,356	4.41%	3.07%
2005	1.40%	11,904	10.736889	127,812	2.66%	1.23%
2004	1.40%	15,118	10.605947	160,341	0.75%	-0.60%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	1.40%	1,734	5.756043	9,981	0.00%	-47.17%
2007	1.40%	1,756	10.895686	19,133	0.00%	8.96%	1/3/2007
2006	1.40%	1,354	12.654947	17,135	0.00%	1.77%
2005	1.40%	1,360	12.435369	16,912	0.00%	6.58%
2004	1.40%	2,538	11.667420	29,612	0.00%	11.83%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	1.40%	16,239	6.141923	99,739	1.13%	-33.10%
2007	1.40%	16,743	9.181264	153,722	1.25%	-8.19%	1/3/2007
2006	1.40%	7,584	23.270462	176,483	0.45%	15.66%
2005	1.40%	7,546	20.120403	151,829	0.07%	1.63%
2004	1.40%	8,304	19.796908	164,394	0.00%	15.66%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	1.40%	8,549	6.140372	52,494	0.78%	-39.06%
2007	1.40%	12,104	10.075421	121,953	0.10%	0.75%	1/3/2007
2006	1.40%	5,616	21.200579	119,062	0.09%	10.47%
2005	1.40%	6,670	19.190538	128,001	0.00%	10.75%
2004	1.40%	6,382	17.327879	110,587	0.00%	17.36%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	1.40%	10,999	6.128988	67,413	1.43%	-42.37%
2007	1.40%	11,025	10.635976	117,262	1.09%	6.36%	1/3/2007
2006	1.40%	9,240	11.935388	110,283	1.09%	12.04%
2005	1.40%	9,236	10.652647	98,388	0.90%	5.94%
2004	1.40%	10,992	10.055179	110,527	1.27%	8.21%
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2006	1.40%	944	3.234018	3,053	0.00%	9.62%
2005	1.40%	944	2.950302	2,785	0.00%	-1.91%
2004	1.40%	944	3.007625	2,839	0.00%	2.85%
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2006	1.40%	1,002	14.713301	14,743	0.32%	-1.67%
2005	1.40%	830	14.963360	12,420	0.00%	10.41%
2004	1.40%	1,452	13.552459	19,678	0.00%	10.85%
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	1.40%	4,059	5.966642	24,219	2.01%	-37.87%
2007	1.40%	4,058	9.604227	38,974	1.69%	-3.96%	1/3/2007
2006	1.40%	4,760	11.324174	53,903	1.70%	14.29%
2005	1.40%	5,712	9.908509	56,597	1.67%	2.79%
2004	1.40%	3,900	9.639397	37,594	1.52%	15.85%
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	1.40%	8,953	8.405184	75,252	7.56%	-18.45%
2007	1.40%	8,843	10.306713	91,142	3.81%	3.07%	1/3/2007
2006	1.40%	6,288	13.961929	87,793	4.59%	3.37%
2005	1.40%	4,068	13.506165	54,943	4.10%	0.75%
2004	1.40%	1,714	13.405165	22,976	4.83%	5.04%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	1.40%	935	$6.565596	$6,139	0.57%	-38.13%
2007	1.40%	935	10.611210	9,921	0.28%	6.11%	1/3/2007
2006	1.40%	648	14.457195	9,368	0.68%	11.79%
2005	1.40%	648	12.931987	8,380	0.15%	6.88%
2004	1.40%	648	12.099735	7,841	0.13%	14.19%
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
2008	1.40%	4,503	6.726268	30,288	0.00%	-44.16%
2007	1.40%	4,503	12.046463	54,245	0.00%	20.46%	1/3/2007
2006	1.40%	4,342	12.872160	55,891	0.00%	13.09%
2005	1.40%	4,544	11.381961	51,720	0.00%	12.15%
2004	1.40%	5,436	10.148514	55,167	0.00%	14.68%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	1.40%	2,042	5.165768	10,548	0.53%	-53.06%
2007	1.40%	2,043	11.005439	22,484	0.51%	10.05%	1/3/2007
2006	1.40%	2,132	15.616140	33,294	0.48%	10.67%
2005	1.40%	5,338	14.110055	75,319	1.11%	16.40%
2004	1.40%	3,574	12.122204	43,325	0.01%	17.31%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	1.40%	9,121	6.043719	55,125	0.15%	-46.28%
2007	1.40%	13,656	11.251010	153,644	0.24%	12.51%	1/3/2007
2006	1.40%	12,054	11.805876	142,308	0.37%	6.44%
2005	1.40%	12,090	11.091470	134,096	0.89%	3.63%
2004	1.40%	11,544	10.702809	123,553	0.32%	5.44%
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	1.40%	9,607	6.171126	59,286	1.42%	-41.03%
2007	1.40%	9,159	10.464374	95,843	1.17%	4.64%	1/3/2007
2006	1.40%	8,260	13.721463	113,339	0.99%	16.05%
2005	1.40%	8,044	11.823860	95,111	1.02%	12.71%
2004	1.40%	7,178	10.490302	75,299	1.27%	17.50%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	1.40%	15,118	6.257226	94,597	1.48%	-39.33%
2007	1.40%	17,820	10.314046	183,796	0.90%	3.14%	1/3/2007
2006	1.40%	20,320	11.348679	230,605	1.10%	13.42%
2005	1.40%	20,618	10.005945	206,303	1.33%	4.50%
2004	1.40%	21,368	9.575362	204,606	0.82%	7.93%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	1.40%	5,464	5.251223	28,693	0.00%	-49.78%
2007	1.40%	3,396	10.456810	35,511	0.00%	4.57%	1/3/2007
2006	1.40%	6,562	10.082202	66,159	0.00%	1.52%
2005	1.40%	7,570	9.931444	75,181	0.00%	10.76%
2004	1.40%	8,638	8.966685	77,454	0.00%	18.10%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	1.40%	6,108	6.869770	41,961	0.76%	-35.34%
2007	1.40%	6,108	10.625158	64,898	0.55%	6.25%	1/3/2007
2006	1.40%	9,638	8.056423	77,648	0.10%	7.68%
2005	1.40%	9,638	7.482082	72,112	0.00%	2.17%
2004	1.40%	11,256	7.323241	82,430	0.40%	4.72%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	1.40%	174	4.712439	820	0.00%	-65.27%
2007	1.40%	1,036	13.570538	14,059	0.35%	35.71%	1/3/2007
2006	1.40%	292	28.027733	8,184	0.57%	37.55%
2005	1.40%	292	20.377122	5,950	0.91%	30.15%
2004	1.40%	322	15.656055	5,041	0.55%	24.13%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	1.40%	2,374	7.884018	18,717	0.22%	-46.88%
2007	1.40%	2,442	14.842195	36,245	0.13%	48.42%	1/3/2007
2006	1.40%	1,114	30.765179	34,272	0.05%	22.75%
2005	1.40%	810	25.062407	20,301	0.31%	49.56%
2004	1.40%	772	16.757883	12,937	0.21%	22.49%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	1.40%	173	$8.777360	$1,518	7.39%	-16.17%
2007	1.40%	664	10.470093	6,952	10.82%	4.70%	1/3/2007
2005	1.40%	126	22.014894	2,774	0.00%	10.68%

Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
2007	1.40%	335	12.096300	4,052	0.00%	20.96%	1/3/2007
2006	1.40%	394	8.524521	3,359	0.00%	7.75%
2005	1.40%	380	7.911472	3,006	0.00%	15.93%
2004	1.40%	416	6.824496	2,839	0.00%	19.89%

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	1.40%	4,749	5.005727	23,772	3.76%	-38.77%
2007	1.40%	7,577	8.174924	61,941	1.31%	-18.25%	1/3/2007
2006	1.40%	2,590	37.611460	97,414	1.15%	36.12%
2005	1.40%	2,730	27.631171	75,433	0.87%	15.42%
2004	1.40%	6,456	23.940083	154,557	1.69%	34.49%

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	1.40%	7,582	6.228689	47,226	2.00%	-40.94%
2007	1.40%	9,617	10.546019	101,421	0.63%	5.46%	1/3/2007
2006	1.40%	7,818	12.425003	97,139	0.00%	10.65%
2005	1.40%	7,880	11.228889	88,484	0.00%	6.38%
2004	1.40%	9,750	10.555564	102,917	0.00%	16.57%

2008	Contract owners’ equity			$2,096,390
2007	Contract owners’ equity			$3,664,580
2006	Contract owners’ equity			$3,679,671
2005	Contract owners’ equity			$3,320,112
2004	Contract owners’ equity			$3,291,752

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in unit values. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-10:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009